Summary of significant accounting policies - Basis of preparation (Details)	12 Months Ended
	Jun. 30, 2021 GBP (£) item person	Jun. 30, 2021 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)
COVID-19 pandemic
Number of supporters for final home match | person	10,000
Number of played matches deferred from previous fiscal year | item	10
Cash resources	£ 110,658,000		£ 51,539,000
Borrowings	530,236,000		525,615,000
Senior secured notes
COVID-19 pandemic
Notional amount | $		$ 425,000,000		$ 425,000,000
Borrowings	304,474,000		340,417,000
Secured term loan facility
COVID-19 pandemic
Notional amount | $		$ 225,000,000		$ 225,000,000
Borrowings	160,575,000		179,593,000
Revolving facilities
COVID-19 pandemic
Undrawn borrowing facilities	140,000,000		150,000,000
Borrowings	£ 60,000,000		£ 0